Events after the balance sheet date	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events after the balance sheet date
6.6 Events after the balance sheet date
There were no material events after the balance sheet date, excluding the below.
Effective January 1, 2026, in accordance with IAS 21, On Holding AG (the Group's parent company) and On AG (the Group's main trading entity) have changed their functional currency from the Swiss Franc (CHF) to the US Dollar (USD), as a result of significant changes to the underlying transactions, events, and conditions that determine On AG's and On Holding AG's primary economic environment.
On AG, incorporated and domiciled in Switzerland, has historically determined CHF as its functional currency. In recent years, however, its revenues and operating expenses have shifted increasingly toward USD, with additional future plans expected to further increase revenues and expenses in USD. Specifically, the Audit Committee has adopted a new Treasury policy, which establishes USD as the preferred currency for On AG and On Holding AG operating, investing and financing activities from January 1, 2026 and onwards. This policy is expected to expose On AG and On Holding AG to an increasing predominance of USD-denominated activities. As a result of these significant changes to the underlying transactions, events, and conditions that determine On AG's primary economic environment, management determined that a change in functional currency was appropriate.
On Holding AG, has also seen a stronger orientation of its financing and investing activities toward USD. Additionally, the amended Treasury policy discussed above, and On AG’s functional currency change, will further orient its financing and investing activities towards the USD. As a result of these significant changes to the underlying transactions, events, and conditions that determine On Holding AG's primary economic environment, management determined that a change in functional currency was appropriate.
These changes will be accounted for prospectively and do not impact prior period financial statements. The Group’s presentation currency will continue to be the CHF, the lawful currency of Switzerland, where On Holding AG is headquartered and domiciled, and where it is incorporated under Swiss law. Beginning in the first quarter of 2026, we will start recording adjustments in other comprehensive income / (loss) to translate these entities' financial statements from USD to CHF (our presentation currency).